INCOME TAXES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic		$ 2,600,000
Federal Tax Loss Carry Forwards Expiration	expire in 2032